Consolidated Statements of Comprehensive Income $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2020 MXN ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 MXN ($) $ / shares	Dec. 31, 2018 MXN ($) $ / shares
Operating revenues:
Service revenues	$ 857,860,234	$ 43,003	$ 834,365,232	$ 863,647,642
Sales of equipment	159,026,296	7,972	172,982,637	174,560,039
Operating revenues	1,016,886,530	50,975	1,007,347,869	1,038,207,681
Operating costs and expenses:
Cost of sales and services	470,427,476	23,582	471,736,157	508,822,430
Commercial, administrative and general expenses	212,135,830	10,634	215,993,865	227,192,478
Other expenses	4,724,630	237	5,862,102	6,923,022
Depreciation and amortization	164,243,683	8,233	158,915,210	155,712,580
Operating costs and expenses	851,531,619	42,686	852,507,334	898,650,510
Operating income	165,354,911	8,289	154,840,535	139,557,171
Interest income	5,062,036	254	6,284,672	10,646,169
Interest expense	(38,661,740)	(1,938)	(37,911,339)	(31,771,433)
Foreign currency exchange (loss) gain, net	(65,366,200)	(3,277)	5,226,071	(7,261,956)
Valuation of derivatives, interest cost from labor obligations and other financial items, net	1,291,108	65	(7,075,342)	(10,176,316)
Equity interest in net result of associated companies	(287,006)	(14)	(17,609)	267
Profit before income tax	67,393,109	3,379	121,346,988	100,993,902
Income tax	16,366,152	820	51,033,533	46,477,079
Net profit for the year	51,026,957	2,559	70,313,455	54,516,823
Net profit for the year attributable to:
Equity holders of the parent	46,852,605	2,349	67,730,891	52,566,197
Non-controlling interests	4,174,352	210	2,582,564	1,950,626
Net profit for the year	$ 51,026,957	$ 2,559	$ 70,313,455	$ 54,516,823
Basic and diluted earnings per share attributable to equity holders of the parent | (per share)	$ 0.71	$ 0.04	$ 1.03	$ 0.79
Net other comprehensive loss that may be reclassified to profit or loss in subsequent years:
Effect of translation of foreign entities	$ (11,515,297)	$ (579)	$ (35,536,252)	$ (64,314,032)
Items that will not be reclassified to (loss) or profit in subsequent years:
Re-measurement of defined benefit plan, net of deferred taxes	(10,299,558)	(516)	(29,535,672)	757,278
Unrealized (loss) gain on equity investments at fair value, net of deferred taxes	(1,952,414)	(98)	883,408	(3,765,688)
Revaluation surplus, net of deferred taxes	77,230,031	3,871
Total other comprehensive (loss) income items for the year, net of deferred taxes	53,462,762	2,678	(64,188,516)	(67,322,442)
Total comprehensive (loss) income for the year	104,489,719	5,237	6,124,939	(12,805,619)
Comprehensive (loss) income for the year attributable to:
Equity holders of the parent	86,150,118	4,319	5,450,679	(11,770,227)
Non-controlling interests	18,339,601	918	674,260	(1,035,392)
Total comprehensive (loss) income for the year	$ 104,489,719	$ 5,237	$ 6,124,939	$ (12,805,619)